Cost Method Investments	6 Months Ended
Jun. 30, 2023
Cost Method Investments [Abstract]
Cost method investments

Note 9 — Cost method investments

Cost method investments consist of the following:

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB (Unaudited)	USD (Unaudited)
19.0% Investment (1 company in the AR and virtual reality (“VR”) areas)	1,460,484	2,037,657	281,995
9.0% Investment (1 company in the AR and virtual reality (“VR”) areas)	45,000,000	45,000,000	6,227,684
8.0% Investment (2 companies in the AR and VR areas)	1,100,000	1,100,000	152,232
6.0% Investment (1 company in the AR, VR, software and robotic areas)	600,000	600,000	83,036
5.5% Investment (1 company in the AR, VR and game areas)	600,000	600,000	83,036
5.0% Investment (21 and 22 companies in the AR, VR and digital marketing areas as of December 31, 2020 and 2021)	51,600,000	51,600,000	7,141,078
4.5% Investment (1 company in the VR medical treatment areas)	200,000	200,000	27,679
4.0% Investment (14 companies in the AR, VR, 3D animation and software areas)	8,400,000	8,400,000	1,162,501
3.5% Investment (2 companies in the AR and VR areas)	1,200,000	1,200,000	166,072
3.0% Investment (5 companies in the AR, VR and 3D animation areas)	3,900,000	3,900,000	539,733
2.55% Investment (1 company in the AR, VR and 3D animation areas)	13,929,200	13,929,200	1,927,704

2.0% Investment (4 companies in the AR, VR, 3D animation and software areas)	1,200,000	1,200,000	166,072
1.0% Investment (5 companies in the AR, VR, 3D animation, hardware and software areas)	41,450,000	41,450,000	5,736,389
Total	170,639,684	171,216,857	23,695,211

For the six months ended June 30, 2022 and 2023, the Company purchased RMB 49,067,000 and nil in cost method investments, respectively.